CUSTOMER DEPOSITS - Deposits - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of customer deposits [abstract]
Deposits received	$ 16,764,038	$ 19,732,877